Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	PFM Funds
Entity Central Index Key	0000807878
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2021
Document Effective Date	Oct. 25, 2021
Prospectus Date	Oct. 22, 2021
Government Select Series | Institutional Class
Prospectus:
Trading Symbol	PFMPSIC